Schedule of Deferred IPO Costs (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred Initial Public Offering Ipo Costs
Financial advisory fee		$ 143,425
Legal service fee		340,698
Valuation service fee		23,060
Miscellaneous expenses		50,000
Total deferred IPO costs		$ 557,183